Taxes - Schedule of Components of Income Tax (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Components of Income Tax [Abstract]
Current		$ 1,280
Deferred
Total		$ 1,280